 Towd Point Mortgage Trust 2025-CRM2 ABS-15G

Exhibit 99.1 - Schedule 9

Data Compare Summary (Total)

Run Date - 6/5/2025 1:59:31 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	33	2,759	1.20%	3,287
City	20	3,188	0.63%	3,287
State	1	3,102	0.03%	3,287
Zip	14	3,188	0.44%	3,287
Borrower Last Name	51	3,287	1.55%	3,287
Note Date	592	1,506	39.31%	3,287
Original Loan Amount	638	3,181	20.06%	3,287
First Payment Date	8	107	7.48%	3,287
Original Term	198	2,097	9.44%	3,287
Original Interest Rate	114	3,182	3.58%	3,287
Original P&I	151	877	17.22%	3,287
Representative FICO	28	3,067	0.91%	3,287
Original CLTV	484	3,148	15.37%	3,287
Original HCLTV	22	601	3.66%	3,287
Original LTV	2,493	3,139	79.42%	3,287
LTV Valuation Value	13	1,059	1.23%	3,287
Amortization Term	1	410	0.24%	3,287
Property Type	60	1,540	3.90%	3,287
Lien Position	1	462	0.22%	3,287
Occupancy	0	1,326	0.00%	3,287
Appraised Value	745	2,129	34.99%	3,287
Margin	18	396	4.55%	3,287
Borrower Self-Employed?	0	120	0.00%	3,287
Investor: Qualifying Total Debt Ratio	353	2,420	14.59%	3,287
Purpose	273	951	28.71%	3,287
Origination Channel	21	25	84.00%	3,287
Originator Application Date	203	1,520	13.36%	3,287
Investor: Qualifying Housing Ratio	82	82	100.00%	3,287
Borrower First Name	40	2,610	1.53%	3,287
Borrower SSN	0	25	0.00%	3,287
Borrower Middle Name	61	135	45.19%	3,287
Borrower Birth Date	0	16	0.00%	3,287
MERS Min Number	321	397	80.86%	3,287
Coborrower First Name	45	417	10.79%	3,287
Coborrower Last Name	53	420	12.62%	3,287
Coborrower SSN	0	7	0.00%	3,287
Coborrower Birth Date	1	7	14.29%	3,287
Coborrower Middle Name	13	44	29.55%	3,287
Interest Only	0	675	0.00%	3,287
Refi Purpose	0	659	0.00%	3,287
Contract Sales Price	0	16	0.00%	3,287
Other Financing Junior Total Original Loan Amount	385	455	84.62%	3,287
Creditor Application Date	1	87	1.15%	3,287
Other Financing Senior Total Balance	3	3	100.00%	3,287
Initial Rate Lock Date	2	14	14.29%	3,287
Line Limit	0	8	0.00%	3,287
Disbursement Date	3	131	2.29%	3,287
Appraisal As-Is Value	7	8	87.50%	3,287
Total	7,552	55,003	13.73%	3,287